Income taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$ 80,541	$ 77,731
Tax credits	10,178	8,645
Deferred revenue	2,412	2,568
Amortization	645	727
Stock-based compensation	3,808	3,186
Inventory	1,069	1,391
Capitalized R&D Costs	13,753	9,353
Lease liability	9,093	9,948
Other deferred tax assets	497	198
Accrual and reserves	1,876	2,159
Total deferred tax assets	123,872	115,906
Less: valuation allowances	(118,663)	(110,082)	$ (103,372)
Net deferred tax assets	5,209	5,824
Right-of-Use Assets	(3,970)	(4,372)
Depreciation	(1,137)	(1,307)
Amortization acquired intangibles	(831)	(1,253)
Other deferred tax liabilities	(71)	(69)
Net deferred tax (liability) asset	$ (800)	$ (1,177)